UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-08012

Government Obligations Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2007

Item 1. Schedule of Investments

Government Obligations Portfolio                                                                                                        as of July 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 98.7%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
6.00%, with maturity at 2026	$1,544	$1,569,331
6.50%, with various maturities to 2028	32,917	33,958,841
6.87%, with maturity at 2024	467	479,742
7.00%, with various maturities to 2026	18,458	19,304,392
7.09%, with maturity at 2023	1,546	1,626,522
7.25%, with maturity at 2022	2,297	2,426,711
7.31%, with maturity at 2027	593	627,426
7.50%, with various maturities to 2029	27,835	29,418,821
7.63%, with maturity at 2019	957	1,016,011
7.75%, with various maturities to 2018	61	64,332
7.78%, with maturity at 2022	297	318,324
7.85%, with maturity at 2020	795	852,429
8.00%, with various maturities to 2028	26,336	28,172,542
8.13%, with maturity at 2019	1,557	1,676,795
8.15%, with maturity at 2021	509	538,262
8.25%, with various maturities to 2017	383	408,680
8.50%, with various maturities to 2027	11,872	12,877,210
8.75%, with various maturities to 2016	87	89,117
9.00%, with various maturities to 2032	23,233	25,481,995
9.25%, with various maturities to 2017	661	692,815
9.50%, with various maturities to 2026	5,462	6,017,412
9.75%, with various maturities to 2018	162	164,448
11.00%, with maturity at 2015	50	56,059
13.00%, with maturity at 2015	2	1,654
13.50%, with maturity at 2010	16	17,153
15.00%, with maturity at 2011	1	729
		$167,857,753
Federal National Mortgage Assn.:
0.25%, with maturity at 2014	$2	$2,047
5.474%, with various maturities to 2035 (1)	51,139	51,079,909
5.50%, with various maturities to 2030	23,184	23,206,658
5.515%, with maturity at 2036 (1)	1,410	1,409,689
5.519%, with maturity at 2036 (1)	3,480	3,479,599
5.522%, with maturity at 2035 (1)	3,286	3,286,526
5.543%, with various maturities to 2026 (1)	9,248	9,247,068
5.549%, with maturity at 2033 (1)	7,145	7,146,757
6.00%, with various maturities to 2024	5,670	5,752,962
6.50%, with various maturities to 2029	78,962	81,586,522
6.515%, with maturity at 2025	593	604,483
7.00%, with various maturities to 2029	39,443	41,200,419
7.25%, with various maturities to 2023	116	118,972

7.50%, with various maturities to 2029	$19,328	$20,402,126
7.75%, with maturity at 2008	3	2,810
7.874%, with maturity at 2030	70	74,805
7.875%, with maturity at 2021	1,550	1,667,095
8.00%, with various maturities to 2027	24,210	25,980,135
8.25%, with various maturities to 2025	729	776,697
8.33%, with maturity at 2020	1,563	1,695,879
8.50%, with various maturities to 2027	8,828	9,565,429
8.613%, with maturity at 2021 (2)	347	372,814
8.75%, with various maturities to 2016	261	265,268
8.968%, with maturity at 2010 (2)	95	97,577
9.00%, with various maturities to 2030	3,579	3,866,004
9.125%, with maturity at 2011	69	71,130
9.25%, with various maturities to 2016	99	101,617
9.50%, with various maturities to 2030	5,539	6,079,129
9.75%, with maturity at 2019	54	61,276
9.969%, with maturity at 2021 (2)	131	147,915
10.00%, with maturity at 2012	39	40,730
10.013%, with maturity at 2025 (2)	113	125,281
10.103%, with maturity at 2021 (2)	126	142,533
10.223%, with maturity at 2023 (2)	210	237,303
10.241%, with maturity at 2021 (2)	253	284,945
10.38%, with maturity at 2020 (2)	202	223,065
10.841%, with maturity at 2025 (2)	118	131,341
11.00%, with maturity at 2010	11	11,207
11.393%, with maturity at 2019 (2)	197	220,725
11.50%, with maturity at 2012	80	86,682
11.622%, with maturity at 2018 (2)	329	368,778
12.114%, with maturity at 2025 (2)	104	118,717
12.391%, with maturity at 2021 (2)	130	146,139
12.664%, with maturity at 2015 (2)	271	311,661
13.00%, with maturity at 2010	48	50,048
		$301,848,472
Government National Mortgage Assn.:
6.125%, with various maturities to 2027 (1)	$1,185	$1,201,724
6.50%, with maturity at 2024	119	123,117
7.00%, with various maturities to 2025	37,982	39,912,672
7.25%, with maturity at 2022	133	140,104
7.50%, with various maturities to 2025	13,443	14,230,329
8.00%, with various maturities to 2027	23,825	25,596,506
8.25%, with various maturities to 2019	250	270,532
8.30%, with maturity at 2020	80	86,918
8.50%, with various maturities to 2018	4,013	4,345,582

9.00%, with various maturities to 2027	$13,203	$14,631,062
9.50%, with various maturities to 2026	10,108	11,340,377
		$111,878,923
Collateralized Mortgage Obligations:
Federal Home Loan Mortgage Corp., Series 1822, Class Z, 6.90%, due 2026	$3,287	$3,404,730
Federal Home Loan Mortgage Corp., Series 1896, Class Z, 6.00%, due 2026	1,687	1,701,878
Federal Home Loan Mortgage Corp., Series 2075, Class PH, 6.50%, due 2028	872	892,214
Federal Home Loan Mortgage Corp., Series 2115, Class K, 6.00%, due 2029	5,018	5,075,068
Federal Home Loan Mortgage Corp., Series 2142, Class Z, 6.50%, due 2029	1,795	1,840,051
Federal Home Loan Mortgage Corp., Series 2245, Class A, 8.00%, due 2027	18,128	19,255,635
Federal Home Loan Mortgage Corp., Series 30, Class I, 7.50%, due 2024	513	532,560
Federal National Mortgage Assn., Series 1993-149, Class M, 7.00%, due 2023	1,220	1,276,334
Federal National Mortgage Assn., Series 1993-16, Class Z, 7.50%, due 2023	1,009	1,073,465
Federal National Mortgage Assn., Series 1993-250, Class Z, 7.00%, due 2023	727	753,210
Federal National Mortgage Assn., Series 1993-39, Class Z, 7.50%, due 2023	2,350	2,485,600
Federal National Mortgage Assn., Series 1994-42, Class K, 6.50%, due 2024	10,779	11,110,457
Federal National Mortgage Assn., Series 1994-82, Class Z, 8.00%, due 2024	4,051	4,327,638
Federal National Mortgage Assn., Series 1997-81, Class PD, 6.35%, due 2027	1,467	1,507,766
Federal National Mortgage Assn., Series 2000-49, Class A, 8.00%, due 2027	1,940	2,088,759
Federal National Mortgage Assn., Series 2002-1, Class G, 7.00%, due 2023	1,571	1,647,251
Federal National Mortgage Assn., Series G-8, Class E, 9.00%, due 2021	700	766,848
Federal National Mortgage Assn., Series G92-44, Class ZQ, 8.00%, due 2022	860	920,483
Federal National Mortgage Assn., Series G93-36, Class ZQ, 6.50%, due 2023	25,493	26,363,637
		$87,023,584
Total Mortgage Pass-Throughs (identified cost $670,694,407)		$668,608,732

U.S. Treasury Obligations — 1.1%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Bond, 7.125%, 2/15/23 (3)	$6,000	$7,353,283
Total U.S. Treasury Obligations (identified cost, $6,246,581)		$7,353,283
Total Investments — 99.8% (identified cost $676,940,988)		$675,962,015
Other Assets, Less Liabilities — 0.2%		$1,033,508
Net Assets — 100.0%		$676,995,523

(1)                       Adjustable rate mortgage.

(2)                       Weighted Average fixed-rate coupon that changes/updates monthly.

(3)                       Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at July 31, 2007 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
09/07	625 U.S. Treasury Note	Long	$66,559,806	$67,138,675	$578,869

At July 31, 2007, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$686,193,437
Gross unrealized appreciation	$2,414,090
Gross unrealized depreciation	(12,645,512)
Net unrealized depreciation	$(10,231,422)

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Government Obligations Portfolio

By:	/s/Mark S. Venezia
Mark. S. Venezia
President

Date:	September 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Mark S. Venezia
Mark. S. Venezia
President

Date:	September 21, 2007

By:	/s/Dan A. Maalouly
Dan A Maalouly
Treasurer

Date:	September 21, 2007